4. INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of tax rate reconciliation
	2018	2017
Income tax expense (benefit) at federal statutory rate	(21.0)%	(34.0)%
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	(6.3)	(5.4)
Change in valuation allowance	20.4	30.9
Stock based compensation	4.5	8.0
Nondeductible items	2.3	0.2
Prior-year tax adjustments	–	0.2
Effective tax rate	(0.1)%	(0.1)%

Schedule of deferred tax assets and liabilities
	2018	2017
Deferred tax assets:
Net operating loss carry forwards	$2,601,000	$3,716,000
Tax credit carry forwards	377,000	404,000
Reserves and accruals not yet deducted for tax purposes	360,000	383,000
Total deferred tax assets	3,338,000	4,503,000
Valuation allowance	(3,338,000)	(4,503,000)
Net deferred tax asset	$–	$–